Business Combinations - Acquisition of ZACC, SAWAN, Relaxation Salons (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	Jan. 01, 2022 JPY (¥)	Oct. 01, 2021 JPY (¥)	Aug. 31, 2021 JPY (¥) item	May 06, 2021 JPY (¥)	Oct. 31, 2021 item	Dec. 31, 2023 JPY (¥) item	Dec. 31, 2022 JPY (¥) item	Dec. 31, 2021 JPY (¥) item	Jun. 30, 2024 JPY (¥)
Business Combinations
Number of salons acquired not meet the definition of a business | item						0	0
Assets Acquired and Liabilities Assumed
Accounts receivable-other						¥ 606,074	¥ 789,819		¥ 536,484
Inventories						139,982	114,109		160,207
Prepaid expenses and other current assets						257,932	292,643
Property and equipment						451,498	424,288		407,412
Other intangible assets						920,700	403,674		781,317
Right-of-use asset - operating lease						2,089,402	1,955,354		1,958,629
Other assets						16,655	13,666		13,198
Total assets						6,849,189	6,747,346	¥ 5,753,061	5,827,041
Accounts payable						(137,697)	(207,581)		(124,436)
Mandatorily redeemable noncontrolling interests								(148,000)
Advances received						(402,742)	(507,405)		(228,112)
Lease liability						(763,422)	(769,769)		(741,511)
Borrowings						(1,050,802)	(1,149,769)		(1,011,481)
Asset retirement obligation						(344,346)	(310,929)		(347,633)
Other liabilities						(9,801)	(30,422)		(12,692)
Total liabilities assumed						¥ (6,633,228)	¥ (6,806,724)		¥ (6,191,354)
ZACC
Business Combinations
Percentage of ownership interest	40.00%		100.00%		60.00%
Cash consideration	¥ 148,000	¥ 152,986	¥ 370,000
Fair value of the consideration transferred	¥ 148,000		¥ 270,000
Number of salons operated | item			3		3
Period of customers recognized by high level of techniques and hospitality			30 years		30 years
Initial payment to acquire businesses			¥ 69,014
Initial percentage of voting equity interests acquired		60.00%
Acquisition related costs		¥ 0
Assets Acquired and Liabilities Assumed
Cash		81,802
Accounts receivable-other		49,573
Inventories		5,408
Prepaid expenses and other current assets		2,234
Property and equipment		39,232
Other intangible assets		240,000
Right-of-use asset - operating lease		202,196
Other assets		68,497
Total assets		688,942
Accounts payable		(6,041)
Accrued expenses and other current liabilities		(42,168)
Mandatorily redeemable noncontrolling interests		(148,000)
Lease liability		(201,076)
Borrowings		(249,263)
Asset retirement obligation		(14,147)
Deferred tax liabilities		(73,488)
Total liabilities assumed		(734,183)
Net assets acquired / liabilities assumed		(45,241)
Fair value of the consideration transferred		122,000
Asset Acquisition,Goodwill		¥ 167,241
SAWAN CO. LTD. ("SAWAN")
Business Combinations
Cash consideration				¥ 140,697
Acquisition related costs				12,000
Assets Acquired and Liabilities Assumed
Cash				7,824
Accounts receivable-other				18,228
Inventories				3,391
Prepaid expenses and other current assets				16,643
Property and equipment				70,497
Other intangible assets				100,000
Right-of-use asset - operating lease				168,242
Other assets				57,259
Total assets				442,084
Accounts payable				(99,405)
Accrued expenses and other current liabilities				(16,271)
Advances received				(60,651)
Lease liability				(165,560)
Asset retirement obligation				(25,060)
Deferred tax liabilities				(30,620)
Other liabilities				(14,701)
Total liabilities assumed				(412,268)
Net assets acquired / liabilities assumed				29,816
Fair value of the consideration transferred				140,697
Asset Acquisition,Goodwill				¥ 110,881
Relaxation Salons
Business Combinations
Cash consideration								¥ 202,686
Number of salons acquired | item								18
Assets Acquired and Liabilities Assumed
Property and equipment								¥ 36,299
Other intangible assets								15,000
Total assets								51,299
Asset retirement obligation								(33,876)
Total liabilities assumed								(33,876)
Net assets acquired / liabilities assumed								17,423
Fair value of the consideration transferred								202,686
Asset Acquisition,Goodwill								¥ 185,263